Related party transactions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 19 — Related party transactions

On September 30, 2022, Bao Feng sold its 100% interest in Dandong BF to Zhong Yuan Nervonic Acid Bio-technology Co. Ltd., of which Yu Chang, the Company’s major shareholder and father of Ting Ting Chang, our Chief Executive Officer and director, is a director, general manager and a major shareholder, for a total consideration of RMB5 million. RMB1million was paid in cash and the balance of RMB4 million was exchanged for a 7% interest in Yanbian Bao Feng Biotechnology Co., Ltd. (“Yanbian BF”), of which Yu Chang is the legal representative and the ultimate majority beneficial shareholder. Yanbian BF was incorporated in the PRC on May 24, 2018 and is in the process of building an extraction factory to extract nervonic acid from Acer truncatum seeds. As a result of the sale, Dandong BF is no longer owned by Bao Feng and is not a subsidiary of the Company.

During the years ended March 31, 2024 and 2023, the following related companies of which Mr. Yu Chang, father of Ms. Ting Ting Chang, our CEO and Executive Director, is either a director or a shareholder, provided the research and development services to the Company:

			Recognized as R&D expenses
Name	Description of R&D project	Contract sum	For the year ended March 31, 2023	For the year ended March 31, 2024
		$	$	$
Dunhua Acer Truncatum Seedling Planting Co. Ltd.	Seedling analysis	109,060	43,624	—
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	155,800	38,950	—
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	67,306	—	—
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	94,337	18,867	—
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	124,640	31,160	—
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	Metabolomics testing and analysis	272,650	81,795	—

Total		823,793	214,396	—

Note 14 — Related party transactions

On December 31, 2020, the Company completed the acquisition of 100% equity interest in Dandong BF from Mr. Yu Chang, the Company’s major shareholder and father of Ms. Ting-ting Chang, CEO and director of the Company, for a total consideration of $1,482,600 (or RMB10,500,000). Details are set out in note 1 under the heading “Acquisition of Dandong BF by BF Beijing”.

During the year ended March 31, 2022, the Company provided technical supporting services to Beijing Guo Bao Feng Bio-technology Co. Ltd. and Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd., both of which Mr. Yu Chang, the Company’s major shareholder and father of Ms. Ting-ting Chang, CEO and director of the Company, has interests and/or is a director, and generated service income of $44,094 and $38,215, respectively.

During the year ended March 31, 2022, the following related companies provided the research and development services to the Company:

Name	Description of R&D project	Contract sum	% of Completion	Recognized as R&D expenses	Outstanding contract sum
		$		$	$
Dunhua Acer Truncatum Seedling Planting Co. Ltd.	Seedling analysis	109,060	70%	65,436	43,624
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	155,800	75%	116,850	38,950
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	67,306	100%	67,306	—
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	94,337	80%	75,470	18,867
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	124,640	75%	93,480	31,160
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	Metabolomics testing and analysis	272,650	70%	190,855	81,795

Total		823,793		609,397	214,396